UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------

Check here if Amendment |_|; Amendment Number: ______
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name: Marcuard Family Office Ltd.
Address: Theaterstrasse 12, CH-8024 Zurich

Form 13F File Number: 28-
                         ---------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Stocker             Samuel Hochuli
Title:   Managing Partner          Vice President
Phone:   +41 43 344 6000           +41 43 344 6000

Signature, Place, and Date of Signing:

/s/ Peter Stocker                   Zurich, Switzerland           1/31/12
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]              [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name


      28-
      ------------------ ------------------------------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: none
                                   -------------------------
Form 13F Information Table Entry Total: 44
                                        --------------------

Form 13F Information Table Value Total: $ 94,222
                                        ---------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

           28-
      -------------------------------- --------------------------------------
      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                           Value      Shares/   Sh/ Put/  Invstmt  Other   -------------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)   Prn Amt   Prn Call  Dscretn Managers   Sole    Shared   None
-----------------------------  ----------------  ---------  --------  --------  --- ----  ------- -------- -------- -------- -------

SPDR S&P 500 ETF TR            TR Unit           78462F103    13,795   104,530   Sh         Sole                               None
CABOT CORP                     COM               127055101     9,569   240,000   Sh         Sole                               None
ALEXION PHARMACEUTICALS INC    COM               015351109     8,779   186,666   Sh         Sole                               None
ISHARES INC                    MSCI AUSTRALIA    464286103     4,097   157,277   Sh         Sole                               None
ISHARES TR                     BARCLYS TIPS BD   464287176     4,077    36,850   Sh         Sole                               None
ISHARES TR                     S&P 500 INDEX     464287200     3,973    30,000   Sh         Sole                               None
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF      922042866     3,898    68,945   Sh         Sole                               None
ISHARES TR                     BARCLYS 1-3YR CR  464288646     3,458    32,950   Sh         Sole                               None
POWERSHARES ETF TRUST          ENERGY SEC POR    73935X385     2,629    61,950   Sh         Sole                               None
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF   922042874     2,569    48,000   Sh         Sole                               None
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100     2,513    46,025   Sh         Sole                               None
MARKET VECTORS ETF TR          RUSSIA ETF        57060U506     2,479    64,360   Sh         Sole                               None
ISHARES TR                     S&P 1500 INDEX    464287150     2,365    39,200   Sh         Sole                               None
CLAYMORE EXCHANGE TRD FR TR    GUGG BRIC ETF     18383M100     2,242    49,070   Sh         Sole                               None
MARKET VECTORS ETF TR          MINOR METALS      57060U472     2,193    85,000   Sh         Sole                               None
ISHARES TR                     S&P EURO PLUS     464287861     2,036    48,390   Sh         Sole                               None
ISHARES INC                    MSCI EMERG MKT    464287234     1,988    41,770   Sh         Sole                               None
CLAYMORE EXCHANGE TRD FR TR    GUGG FRNTR MKT    18383Q838     1,899    81,020   Sh         Sole                               None
ISHARES TR                     JPMORGAN USD      464288281     1,645    15,050   Sh         Sole                               None
CLAYMORE EXCHANGE TRD FR TR    GUGG S&P GBL WTR  18383Q507     1,587    73,000   Sh         Sole                               None
ISHARES INC                    MSCI JAPAN        464286848     1,558   149,390   Sh         Sole                               None
ISHARES INC                    MSCI SWITZERLD    464286749     1,464    55,000   Sh         Sole                               None
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S105     1,407    48,600   Sh         Sole                               None
ISHARES TR                     MSCI ACJPN IDX    464288182     1,375    22,170   Sh         Sole                               None
BERKSHIRE HATHAWAY INC DEL     CL A              084670108     1,277        11   Sh         Sole                               None
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104     1,243    21,795   Sh         Sole                               None
ISHARES TR                     RUSSELL 2000      464287655     1,090    13,159   Sh         Sole                               None
ISHARES TR                     BARCLYS 1-3 YR    464287457     1,062    12,600   Sh         Sole                               None
VALE S A                       ADR               91912E105       856    26,800   Sh         Sole                               None
MARKET VECTORS ETF TR          AGRIBUS ETF       57060U605       855    15,900   Sh         Sole                               None
MARKET VECTORS ETF TR          URAN NUCLR ENRGY  57060U704       538    25,000   Sh         Sole                               None
CELSION CORPORATION            COM NEW           15117N305       506   150,025   Sh         Sole                               None
ICAGEN INC                     COM NEW           45104P500       379    62,113   Sh         Sole                               None
KKR & CO L P DEL               COM UNITS         48248M102       327    20,000   Sh         Sole                               None
LAS VEGAS SANDS CORP           COM               517834107       317     7,500   Sh         Sole                               None
ISHARES TR                     DJ SEL DIV INX    464287168       312     5,900   Sh         Sole                               None
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702       271     3,500   Sh         Sole                               None
ISHARES INC                    MSCI BRAZIL       464286400       270     3,685   Sh         Sole                               None
MCDONALDS CORP                 COM               580135101       253     3,000   Sh         Sole                               None
MARKET VECTORS ETF TR          GBL ALTER ENRG    57060U407       228    12,220   Sh         Sole                               None
ISHARES INC                    MSCI PAC J IDX    464286665       214     4,505   Sh         Sole                               None
APACHE CORP                    COM               037411105       213     1,729   Sh         Sole                               None
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD  465562106       212     9,000   Sh         Sole                               None
AMAZON COM INC                 COM               023135106       204     1,000   Sh         Sole                               None